Expense Example	Nov. 26, 2025 USD ($)
Calamos Bitcoin Structured Alt Protection ETF - January | Calamos Bitcoin Structured Alt Protection ETF - January
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 70
Expense Example, with Redemption, 3 Years	221
Expense Example, with Redemption, 5 Years	384
Expense Example, with Redemption, 10 Years	859
Calamos Bitcoin Structured Alt Protection ETF - April | Calamos Bitcoin Structured Alt Protection ETF - April
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	70
Expense Example, with Redemption, 3 Years	221
Expense Example, with Redemption, 5 Years	384
Expense Example, with Redemption, 10 Years	859
Calamos Bitcoin Structured Alt Protection ETF - July | Calamos Bitcoin Structured Alt Protection ETF - July
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	70
Expense Example, with Redemption, 3 Years	221
Expense Example, with Redemption, 5 Years	384
Expense Example, with Redemption, 10 Years	859
Calamos Bitcoin Structured Alt Protection ETF - October | Calamos Bitcoin Structured Alt Protection ETF - October
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	70
Expense Example, with Redemption, 3 Years	221
Expense Example, with Redemption, 5 Years	384
Expense Example, with Redemption, 10 Years	859
Calamos Bitcoin 90 Series Structured Alt Protection ETF - January | Calamos Bitcoin 90 Series Structured Alt Protection ETF - January
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	70
Expense Example, with Redemption, 3 Years	221
Expense Example, with Redemption, 5 Years	384
Expense Example, with Redemption, 10 Years	859
Calamos Bitcoin 90 Series Structured Alt Protection ETF - April | Calamos Bitcoin 90 Series Structured Alt Protection ETF - April
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	70
Expense Example, with Redemption, 3 Years	221
Expense Example, with Redemption, 5 Years	384
Expense Example, with Redemption, 10 Years	859
Calamos Bitcoin 90 Series Structured Alt Protection ETF - July | Calamos Bitcoin 90 Series Structured Alt Protection ETF - July
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	70
Expense Example, with Redemption, 3 Years	221
Expense Example, with Redemption, 5 Years	384
Expense Example, with Redemption, 10 Years	859
Calamos Bitcoin 90 Series Structured Alt Protection ETF - October | Calamos Bitcoin 90 Series Structured Alt Protection ETF - October
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	70
Expense Example, with Redemption, 3 Years	221
Expense Example, with Redemption, 5 Years	384
Expense Example, with Redemption, 10 Years	859
Calamos Bitcoin 80 Series Structured Alt Protection ETF - January | Calamos Bitcoin 80 Series Structured Alt Protection ETF - January
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	70
Expense Example, with Redemption, 3 Years	221
Expense Example, with Redemption, 5 Years	384
Expense Example, with Redemption, 10 Years	859
Calamos Bitcoin 80 Series Structured Alt Protection ETF - April | Calamos Bitcoin 80 Series Structured Alt Protection ETF - April
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	70
Expense Example, with Redemption, 3 Years	221
Expense Example, with Redemption, 5 Years	384
Expense Example, with Redemption, 10 Years	859
Calamos Bitcoin 80 Series Structured Alt Protection ETF - July | Calamos Bitcoin 80 Series Structured Alt Protection ETF - July
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	70
Expense Example, with Redemption, 3 Years	221
Expense Example, with Redemption, 5 Years	384
Expense Example, with Redemption, 10 Years	859
Calamos Bitcoin 80 Series Structured Alt Protection ETF - October | Calamos Bitcoin 80 Series Structured Alt Protection ETF - October
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	70
Expense Example, with Redemption, 3 Years	221
Expense Example, with Redemption, 5 Years	384
Expense Example, with Redemption, 10 Years	$ 859